Plant and Equipment, net	12 Months Ended
Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
9. PLANT AND EQUIPMENT, NET
The major classes of plant and equipment are as follows:

30 September	Useful Life in years	2016	2015
Land		$202.9	$195.8
Buildings	30	918.6	882.6
Production facilities
Industrial Gases – Regional(A)	10 to 20	12,372.1	11,904.3
Other	5 to 20	19.8	21.0
Total production facilities		12,391.9	11,925.3
Distribution and other machinery and equipment(B)	5 to 25	3,821.0	3,719.4
Construction in progress		1,325.8	1,275.4
Plant and equipment, at cost		18,660.2	17,998.5
Less: accumulated depreciation		10,400.5	9,761.2
Plant and equipment, net		$8,259.7	$8,237.3

(A)	Depreciable lives of production facilities related to long-term customer supply contracts are matched to the contract lives.

(B)
The depreciable lives for various types of distribution equipment are 10 to 25 years for cylinders, depending on the nature and properties of the product; 20 years for tanks; 7.5 years for customer stations; and 5 to 15 years for tractors and trailers.

Depreciation expense was $832.3, $834.5, and $848.5 in 2016, 2015, and 2014, respectively.